Provisions - Silicosis Settlement Costs - Additional Information (Detail) R in Millions, $ in Millions	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ZAR (R)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 ZAR (R)
Disclosure of Provisions [line items]
Provisions	$ 25.1		$ 31.9
Silicosis [Member]
Disclosure of Provisions [line items]
Provisions	25.1	R 367.8	$ 31.9	R 401.6
Nominal amount of provision	$ 34.7	R 507.0
Silicosis [Member] | Government bonds [member]
Disclosure of Provisions [line items]
Discount rate on government bonds	8.74%	8.74%	8.24%	8.24%